Consolidated statement of cash flows - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash flows from operating activities
Cash generated from operations	R 541,432	R 413,025	R 377,115
Interest received	12,132	8,576	14,737
Interest paid	(4,976)	(3,731)	(5,680)
Taxation paid	(84,742)	(64,662)	(62,601)
Net cash generated from operating activities	463,846	353,208	323,571
Cash flows from investing activities
Purchases of property, plant and equipment	(200,840)	(238,646)	(180,230)
Proceeds on sale of property, plant and equipment and intangible assets	2,222	4,388	369
Purchases of intangible assets	(85,618)	(99,615)	(115,293)
Deferred consideration paid	0	0	(1,103)
Decrease in restricted cash	2,724	127	6,951
Increase in restricted cash	(983)	(8,389)	(3,588)
Net cash used in investing activities	(282,495)	(342,135)	(292,894)
Cash flows from financing activities
Proceeds from issuance of shares	13,776	10,726	7,072
Share repurchase	(73,548)	(18,666)	(473,682)
Dividends paid to Company’s owners	(67,470)	(53,201)	(52,966)
Repayments of capitalized lease liability	(11,435)	0	0
Acquisition of non-controlling interest	0	(1,353)	0
Net cash used in financing activities	(138,677)	(62,494)	(519,576)
Net increase/(decrease) in cash and cash equivalents	42,674	(51,421)	(488,899)
Net cash and cash equivalents at the beginning of the year	290,538	356,333	860,762
Exchange gains/(losses) on cash and cash equivalents	19,969	(14,374)	(15,530)
Net cash and cash equivalents at the end of the year	R 383,443	R 308,258	R 375,782